Note A - Summary of Significant Accounting Policies - Composition of Loan Portfolio (Details)	Dec. 31, 2017	Dec. 31, 2016
% Total Loans	100.00%	100.00%
Residential Portfolio Segment [Member]
% Total Loans	40.19%	38.92%
Commercial Real Estate Portfolio Segment [Member]
% Total Loans	27.74%	29.12%
Consumer Portfolio Segment [Member]
% Total Loans	18.15%	18.27%
Commercial Portfolio Segment [Member]
% Total Loans	13.92%	13.69%